COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2021	Oct. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of adjustment revenues
Monthly Revenues (in millions)	Base Salary Increase

$1.00	$130,000
$1.50	$200,000
$2.00	$275,000
$3.50	$630,000
$5.00	$900,000

Monthly Revenues (in millions)	Base Salary Increase
$1.00	$130,000
$1.50	$200,000
$2.00	$275,000
$3.50	$630,000
$5.00	$900,000